Share-based compensation reserve (Tables)	12 Months Ended
Dec. 31, 2017
Share Capital, Reserves and Other Equity Interest [Abstract]
Disclosure of detailed information about reserves within equity

Share based compensation reserve
€m
Balance as of January 1, 2017	1.0
Non-Executive Director restricted share awards charge	0.8
Directors and Senior Management share awards charge	1.8
Vesting of Non-Executive Director restricted shares	(0.7)
Balance as of December 31, 2017	2.9

Founder Preferred Shares Dividend Reserve
€m
Balance as of January 1, 2017	493.4
Settlement of dividend through share issue	—
Balance as of December 31, 2017	493.4